SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Bad debt	$ 0	$ 0	$ 14,160	$ 0
Allowance for Uncollectible Accounts	5,019	0	5,019	0
Impairment of goodwill	61,000		61,000
Sales, returns and allowance	44,965	7,909	51,159	0
Uncertain tax positions	0	0	0	0
Advertising costs	12,347		125,000	26,500
FDIC limit	250,000
Impairment of long-lived assets	$ 0	$ 0	$ 0	$ 0